Funds Trading Results by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	$ (3,281,521)	$ (78,663)
Change in Net Unrealized Gain (Loss)	176,399	(6,827,449)
Net Trading Gain (Loss)	(3,105,122)	(6,906,112)
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	447,002	(441,511)
Change in Net Unrealized Gain (Loss)	(6,102)	(538,575)
Net Trading Gain (Loss)	440,900	(980,086)
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,487,332)	(3,878,505)
Change in Net Unrealized Gain (Loss)	(140,051)	(2,071,860)
Net Trading Gain (Loss)	(2,627,383)	(5,950,365)
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	1,297,954	7,438,782
Change in Net Unrealized Gain (Loss)	203,881	(412,516)
Net Trading Gain (Loss)	1,501,835	7,026,266
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,515,280)	(1,921,994)
Change in Net Unrealized Gain (Loss)	100,175	(804,012)
Net Trading Gain (Loss)	(1,415,105)	(2,726,006)
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(347,209)	(7,045,520)
Change in Net Unrealized Gain (Loss)	192,860	(332,946)
Net Trading Gain (Loss)	(154,349)	(7,378,466)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,604,899)	3,760,578
Change in Net Unrealized Gain (Loss)	(560,314)	(1,798,280)
Net Trading Gain (Loss)	(3,165,213)	1,962,298
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	2,079,959	2,572,387
Change in Net Unrealized Gain (Loss)	407,030	(550,180)
Net Trading Gain (Loss)	2,486,989	2,022,207
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(151,716)	(562,880)
Change in Net Unrealized Gain (Loss)	(21,080)	(319,080)
Net Trading Gain (Loss)	(172,796)	(881,960)
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(976,514)	(334,077)
Change in Net Unrealized Gain (Loss)	26,358	(2,183,020)
Net Trading Gain (Loss)	(950,156)	(2,517,097)
SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	215,582	(149,986)
Change in Net Unrealized Gain (Loss)	(15,331)	(181,120)
Net Trading Gain (Loss)	200,251	(331,106)
SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(959,045)	(1,590,241)
Change in Net Unrealized Gain (Loss)	(60,781)	(656,524)
Net Trading Gain (Loss)	(1,019,826)	(2,246,765)
SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	597,577	2,439,482
Change in Net Unrealized Gain (Loss)	84,971	(137,418)
Net Trading Gain (Loss)	682,548	2,302,064
SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(634,599)	(694,402)
Change in Net Unrealized Gain (Loss)	33,836	(252,290)
Net Trading Gain (Loss)	(600,763)	(946,692)
SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(69,124)	(2,176,386)
Change in Net Unrealized Gain (Loss)	47,357	(90,149)
Net Trading Gain (Loss)	(21,767)	(2,266,535)
SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,047,970)	1,374,483
Change in Net Unrealized Gain (Loss)	(215,272)	(596,500)
Net Trading Gain (Loss)	(1,263,242)	777,983
SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	977,688	669,573
Change in Net Unrealized Gain (Loss)	159,858	(167,679)
Net Trading Gain (Loss)	1,137,546	501,894
SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(56,623)	(206,600)
Change in Net Unrealized Gain (Loss)	(8,280)	(101,340)
Net Trading Gain (Loss)	(64,903)	(307,940)
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,305,007)	255,414
Change in Net Unrealized Gain (Loss)	150,041	(4,644,429)
Net Trading Gain (Loss)	(2,154,966)	(4,389,015)
SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	231,420	(291,525)
Change in Net Unrealized Gain (Loss)	9,229	(357,455)
Net Trading Gain (Loss)	240,649	(648,980)
SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,528,287)	(2,288,264)
Change in Net Unrealized Gain (Loss)	(79,270)	(1,415,336)
Net Trading Gain (Loss)	(1,607,557)	(3,703,600)
SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	700,377	4,999,300
Change in Net Unrealized Gain (Loss)	118,910	(275,098)
Net Trading Gain (Loss)	819,287	4,724,202
SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(880,681)	(1,227,592)
Change in Net Unrealized Gain (Loss)	66,339	(551,722)
Net Trading Gain (Loss)	(814,342)	(1,779,314)
SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(278,085)	(4,869,134)
Change in Net Unrealized Gain (Loss)	145,503	(242,797)
Net Trading Gain (Loss)	(132,582)	(5,111,931)
SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,556,929)	2,386,095
Change in Net Unrealized Gain (Loss)	(345,042)	(1,201,780)
Net Trading Gain (Loss)	(1,901,971)	1,184,315
SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	1,102,271	1,902,814
Change in Net Unrealized Gain (Loss)	247,172	(382,501)
Net Trading Gain (Loss)	1,349,443	1,520,313
SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(95,093)	(356,280)
Change in Net Unrealized Gain (Loss)	(12,800)	(217,740)
Net Trading Gain (Loss)	$ (107,893)	$ (574,020)